Distribution Date:	10/19/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016 C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691GAN0	1.968000%	36,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691GAP5	3.297000%	6,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691GAQ3	3.514000%	58,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61691GAR1	3.459000%	190,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61691GAS9	3.720000%	342,567,000.00	293,619,695.98	197,567,341.53	910,221.06	0.00	0.00	198,477,562.59	96,052,354.45	73.91%	30.00%
A-S	61691GAV2	3.994000%	65,754,000.00	65,754,000.00	0.00	218,851.23	0.00	0.00	218,851.23	65,754,000.00	56.05%	22.75%
B	61691GAW0	4.095000%	44,214,000.00	44,214,000.00	0.00	150,880.27	0.00	0.00	150,880.27	44,214,000.00	44.04%	17.88%
C	61691GAX8	4.149963%	43,080,000.00	43,080,000.00	0.00	148,983.67	0.00	0.00	148,983.67	43,080,000.00	32.34%	13.13%
D	61691GAC4	3.396000%	48,749,000.00	48,749,000.00	0.00	137,959.67	0.00	0.00	137,959.67	48,749,000.00	19.09%	7.75%
E	61691GAE0	4.149963%	23,807,000.00	23,807,000.00	0.00	82,331.81	0.00	0.00	82,331.81	23,807,000.00	12.63%	5.13%
F	61691GAG5	4.149963%	10,203,000.00	10,203,000.00	0.00	35,285.06	0.00	0.00	35,285.06	10,203,000.00	9.85%	4.00%
G*	61691GAJ9	4.149963%	36,278,869.00	36,278,869.00	0.00	331,861.36	0.00	0.00	331,861.36	36,278,869.00	0.00%	0.00%
R	61691GAL4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,952,869.01	565,705,564.98	197,567,341.53	2,016,374.13	0.00	0.00	199,583,715.66	368,138,223.45

X-A	61691GAT7	0.429963%	634,867,000.00	293,619,695.98	0.00	105,204.69	0.00	0.00	105,204.69	96,052,354.45
X-B	61691GAU4	0.115355%	109,968,000.00	109,968,000.00	0.00	10,571.11	0.00	0.00	10,571.11	109,968,000.00
X-D	61691GAA8	0.753963%	48,749,000.00	48,749,000.00	0.00	30,629.12	0.00	0.00	30,629.12	48,749,000.00
Notional SubTotal			793,584,000.00	452,336,695.98	0.00	146,404.92	0.00	0.00	146,404.92	254,769,354.45

Deal Distribution Total					197,567,341.53	2,162,779.05	0.00	0.00	199,730,120.58

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691GAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691GAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691GAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61691GAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61691GAS9	857.11611445	576.72613395	2.65705996	0.00000000	0.00000000	0.00000000	0.00000000	579.38319392	280.38998050
A-S	61691GAV2	1,000.00000000	0.00000000	3.32833333	0.00000000	0.00000000	0.00000000	0.00000000	3.32833333	1,000.00000000
B	61691GAW0	1,000.00000000	0.00000000	3.41249989	0.00000000	0.00000000	0.00000000	0.00000000	3.41249989	1,000.00000000
C	61691GAX8	1,000.00000000	0.00000000	3.45830246	0.00000000	0.00000000	0.00000000	0.00000000	3.45830246	1,000.00000000
D	61691GAC4	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
E	61691GAE0	1,000.00000000	0.00000000	3.45830260	0.00000000	0.00000000	0.00000000	0.00000000	3.45830260	1,000.00000000
F	61691GAG5	1,000.00000000	0.00000000	3.45830246	0.00000000	0.00000000	0.00000000	0.00000000	3.45830246	1,000.00000000
G	61691GAJ9	1,000.00000000	0.00000000	9.14751119	(5.68920850)	8.63828859	0.00000000	0.00000000	9.14751119	1,000.00000000
R	61691GAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691GAT7	462.49009002	0.00000000	0.16571139	0.00000000	0.00000000	0.00000000	0.00000000	0.16571139	151.29523892
X-B	61691GAU4	1,000.00000000	0.00000000	0.09612896	0.00000000	0.00000000	0.00000000	0.00000000	0.09612896	1,000.00000000
X-D	61691GAA8	1,000.00000000	0.00000000	0.62830253	0.00000000	0.00000000	0.00000000	0.00000000	0.62830253	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/26 - 09/30/26	30	0.00	910,221.06	0.00	910,221.06	0.00	0.00	0.00	910,221.06	0.00
X-A	09/01/26 - 09/30/26	30	0.00	105,204.69	0.00	105,204.69	0.00	0.00	0.00	105,204.69	0.00
X-B	09/01/26 - 09/30/26	30	0.00	10,571.11	0.00	10,571.11	0.00	0.00	0.00	10,571.11	0.00
A-S	09/01/26 - 09/30/26	30	0.00	218,851.23	0.00	218,851.23	0.00	0.00	0.00	218,851.23	0.00
B	09/01/26 - 09/30/26	30	0.00	150,880.27	0.00	150,880.27	0.00	0.00	0.00	150,880.27	0.00
C	09/01/26 - 09/30/26	30	0.00	148,983.67	0.00	148,983.67	0.00	0.00	0.00	148,983.67	0.00
X-D	09/01/26 - 09/30/26	30	0.00	30,629.12	0.00	30,629.12	0.00	0.00	0.00	30,629.12	0.00
D	09/01/26 - 09/30/26	30	0.00	137,959.67	0.00	137,959.67	0.00	0.00	0.00	137,959.67	0.00
E	09/01/26 - 09/30/26	30	0.00	82,331.81	0.00	82,331.81	0.00	0.00	0.00	82,331.81	0.00
F	09/01/26 - 09/30/26	30	0.00	35,285.06	0.00	35,285.06	0.00	0.00	0.00	35,285.06	0.00
G	09/01/26 - 09/30/26	30	517,994.01	125,463.31	0.00	125,463.31	(206,398.05)	0.00	0.00	331,861.36	313,387.34
Totals			517,994.01	1,956,381.00	0.00	1,956,381.00	(206,398.05)	0.00	0.00	2,162,779.05	313,387.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	199,730,120.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,964,474.83	Master Servicing Fee	3,735.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,830.81
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	235.71
ARD Interest	0.00	Operating Advisor Fee	742.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	259.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,964,474.83	Total Fees	8,093.79

Principal		Expenses/Reimbursements
Scheduled Principal	34,386,315.71	Reimbursement for Interest on Advances	(1,648.44)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	163,181,025.82	Special Servicing Fees (Monthly)	(204,793.60)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	43.99
Total Principal Collected	197,567,341.53	Total Expenses/Reimbursements	(206,398.05)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,162,779.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	197,567,341.53
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	199,730,120.58
Total Funds Collected	199,531,816.36	Total Funds Distributed	199,531,816.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	565,705,565.13	565,705,565.13	Beginning Certificate Balance	565,705,564.98
(-) Scheduled Principal Collections	34,386,315.71	34,386,315.71	(-) Principal Distributions	197,567,341.53
(-) Unscheduled Principal Collections	163,181,025.82	163,181,025.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	368,138,223.60	368,138,223.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	565,794,412.46	565,794,412.46	Ending Certificate Balance	368,138,223.45
Ending Actual Collateral Balance	368,235,736.74	368,235,736.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP
5,000,000 or Less	7	25,138,368.05	6.83%	2	4.3770	2.654825	1.30 or Less	6	97,728,576.63	26.55%	2	4.5999	1.208688
5,000,001 - 10,000,000	5	34,492,461.33	9.37%	2	4.4723	2.293128	1.31 - 1.40	3	12,125,883.95	3.29%	1	4.5814	1.347735
10,000,001 - 15,000,000	2	22,679,553.69	6.16%	0	4.4518	1.258073	1.41 - 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 - 25,000,000	5	98,872,222.10	26.86%	2	4.6471	1.355860	1.51 - 1.60	2	35,441,510.74	9.63%	1	4.7518	1.511601
25,000,001 - 50,000,000	2	72,445,220.60	19.68%	1	4.3510	1.679170	1.61 - 1.70	1	55,000,000.00	14.94%	1	3.7320	1.656900
50,000,001 or Greater	2	108,000,000.00	29.34%	1	3.7850	2.652220	1.71 - 1.80	3	57,433,295.25	15.60%	1	4.2041	1.764583
Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852	1.81 - 2.50	4	34,148,559.20	9.28%	2	4.6250	1.940407
							2.51 - 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or Greater	4	69,750,000.00	18.95%	2	3.8789	3.867153
							Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP
							Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP
Alabama	1	7,093,864.85	1.93%	1	4.4510	1.352300
							Industrial	2	25,094,061.33	6.82%	2	4.7543	1.230678
Arizona	1	2,379,597.59	0.65%	3	4.6800	1.294900
							Mixed Use	1	7,806,926.91	2.12%	2	4.9200	1.295800
California	6	86,187,528.39	23.41%	2	4.0572	3.372187
							Multi-Family	3	12,667,516.47	3.44%	(1)	4.1710	1.060300
Colorado	1	5,715,973.46	1.55%	1	4.7300	1.764100
							Office	3	118,012,037.22	32.06%	2	3.8717	2.555171
Florida	1	2,541,797.39	0.69%	2	4.7800	1.379900
							Retail	22	179,171,587.72	48.67%	2	4.4867	1.615694
Georgia	1	55,000,000.00	14.94%	1	3.7320	1.656900
							Self Storage	3	18,875,696.11	5.13%	2	4.0984	3.764250
Illinois	4	18,928,019.85	5.14%	3	4.7790	1.295271
							Totals	35	368,138,223.60	100.00%	2	4.2868	1.971852
Maryland	2	43,607,171.00	11.85%	2	4.7335	1.483004

Michigan	1	2,490,221.71	0.68%	1	4.7500	1.301900

Missouri	1	4,449,415.70	1.21%	3	4.6800	1.295000

New Mexico	1	4,030,397.81	1.09%	3	4.6800	1.295000

North Carolina	1	3,104,979.18	0.84%	2	4.5300	1.833900

Pennsylvania	1	18,687,398.76	5.08%	1	4.3810	1.178400

Tennessee	4	79,609,544.46	21.62%	1	4.3491	1.669696

Texas	4	12,134,399.15	3.30%	3	4.6800	1.294947

Virginia	1	3,000,000.00	0.81%	2	3.9020	5.093800

Washington	3	12,667,516.47	3.44%	(1)	4.1710	1.060300

Totals	35	368,138,223.60	100.00%	2	4.2868	1.971852

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP
	4.5000 or Less	11	220,041,797.98	59.77%	1	3.9926	2.313569	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001 - 5.0000	12	141,586,027.79	38.46%	2	4.7333	1.465037	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001 - 5.5000	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 or Greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852	49 months or greater	23	361,627,825.77	98.23%	2	4.2826	1.981348
								Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP
	60 Months or Less	23	361,627,825.77	98.23%	2	4.2826	1.981348	Interest Only	5	124,750,000.00	33.89%	2	3.8142	2.892693
	61 - 120 Months	0	0.00	0.00%	0	0.0000	0.000000	180 Months or Less	1	2,490,221.71	0.68%	1	4.7500	1.301900
	121 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000	181 - 300 Months	18	236,877,825.77	64.34%	2	4.5293	1.501395
	Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852	301 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,510,397.83	1.77%	1	4.5180	NAP			No outstanding loans in this group
Underwriter's Information		1	4,701,574.71	1.28%	1	4.1460	1.720000
	12 months or less	22	356,926,251.06	96.95%	2	4.2844	1.984791
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	24	368,138,223.60	100.00%	2	4.2868	1.971852
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931008	LO	Honolulu	HI	Actual/360	4.199%	110,236.88	31,500,000.00	0.00	N/A	11/01/26	--	31,500,000.00	0.00	10/01/26
2	453011433	OF	Atlanta	GA	Actual/360	3.732%	171,050.00	0.00	0.00	N/A	11/05/26	--	55,000,000.00	55,000,000.00	10/05/26
3	453011434	RT	Memphis	TN	Actual/360	4.146%	162,439.41	0.00	0.00	N/A	11/01/26	--	47,015,747.08	47,015,747.08	09/01/26
4	300801560	OF	Palo Alto	CA	Actual/360	3.840%	169,600.00	0.00	0.00	N/A	12/01/26	--	53,000,000.00	53,000,000.00	10/01/26
5	300801515	RT	Woodbridge	VA	Actual/360	2.988%	129,489.23	52,000,000.00	0.00	N/A	11/01/26	--	52,000,000.00	0.00	10/01/26
9	307101009	RT	Spring Hill	TN	Actual/360	4.730%	100,430.37	49,691.27	0.00	N/A	11/01/26	--	25,479,164.79	25,429,473.52	10/01/26
10	300801521	MF	Rialto	CA	Actual/360	4.269%	79,564.47	22,364,753.45	0.00	N/A	11/06/26	--	22,364,753.45	0.00	10/06/26
12	695100729	IN	Gaithersburg	MD	Actual/360	4.786%	87,880.98	45,431.07	0.00	N/A	12/06/26	--	22,034,513.22	21,989,082.15	10/06/26
13	1648130	RT	Lanham	MD	Actual/360	4.680%	84,475.50	42,296.41	0.00	N/A	12/01/26	--	21,660,385.26	21,618,088.85	10/01/26
14	695100719	RT	Various	Various	Actual/360	4.680%	78,143.74	48,726.49	0.00	N/A	01/06/27	--	20,036,857.11	19,988,130.62	10/06/26
16	300801543	RT	Lancaster	PA	Actual/360	4.381%	68,385.34	44,033.48	0.00	N/A	11/01/26	--	18,731,432.24	18,687,398.76	10/01/26
17	695100722	RT	Various	Various	Actual/360	4.680%	64,856.86	40,441.44	0.00	N/A	01/06/27	--	16,629,963.16	16,589,521.72	10/06/26
20	1647947	RT	Livonia	MI	Actual/360	4.163%	48,631.18	14,018,115.62	0.00	N/A	10/01/26	--	14,018,115.62	0.00	10/01/26
21	300801509	MF	Seattle	WA	Actual/360	4.171%	44,130.86	28,968.05	0.00	N/A	09/01/26	--	12,696,484.52	12,667,516.47	07/01/26
23	307101023	MF	Galveston	TX	Actual/360	4.220%	39,765.66	11,307,771.85	0.00	N/A	10/01/26	--	11,307,771.85	0.00	10/01/26
24	695100728	OF	Laguna Hills	CA	Actual/360	4.807%	40,202.13	23,858.67	0.00	N/A	12/06/26	--	10,035,895.89	10,012,037.22	10/06/26
25	1647852	MF	Stillwater	OK	Actual/360	3.960%	28,135.59	8,525,935.62	0.00	N/A	09/01/26	--	8,525,935.62	0.00	10/01/26
27	307101027	RT	Various	Various	Actual/360	4.780%	22,723.56	5,704,658.52	0.00	N/A	12/01/26	--	5,704,658.52	0.00	10/01/26
27A	307101127				Actual/360	4.780%	11,862.34	2,977,993.99	0.00	N/A	12/01/26	--	2,977,993.99	0.00	10/01/26
28	307101028	MU	Elmhurst	IL	Actual/360	4.920%	32,071.02	15,271.91	0.00	N/A	12/01/26	--	7,822,198.82	7,806,926.91	10/01/26
29	300801557	SS	San Carlos	CA	Actual/360	4.024%	29,341.67	0.00	0.00	N/A	12/01/26	--	8,750,000.00	8,750,000.00	10/01/26
31	300801545	RT	Guntersville	AL	Actual/360	4.451%	26,369.61	15,443.96	0.00	N/A	11/01/26	--	7,109,308.81	7,093,864.85	10/01/26
32	695100713	MH	LaBelle	FL	Actual/360	4.518%	24,566.36	14,530.81	0.00	N/A	11/06/26	--	6,524,928.64	6,510,397.83	10/06/26
35	307101035	RT	Aurora	CO	Actual/360	4.730%	22,585.04	13,845.94	0.00	N/A	11/01/26	--	5,729,819.40	5,715,973.46	09/01/26
38	300801550	SS	Oakland	CA	Actual/360	4.298%	18,391.90	9,314.32	0.00	N/A	12/01/26	--	5,135,010.43	5,125,696.11	10/01/26
40	307101040	RT	Elyria	OH	Actual/360	5.030%	18,232.20	4,349,630.11	0.00	N/A	12/01/26	--	4,349,630.11	0.00	10/01/26
41	300801559	RT	Bakersfield	CA	Actual/360	4.807%	17,262.39	9,517.13	0.00	N/A	12/01/26	--	4,309,312.19	4,299,795.06	10/01/26
42	300801558	SS	San Carlos	CA	Actual/360	4.024%	16,766.67	0.00	0.00	N/A	12/01/26	--	5,000,000.00	5,000,000.00	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
43	307101043	MU	Columbia	SC	Actual/360	5.090%	18,500.07	4,361,510.62	0.00	N/A	12/01/26	--	4,361,510.62	0.00	10/01/26
44	300801533	MF	Hawthorne	CA	Actual/360	4.269%	12,615.63	3,546,123.50	0.00	N/A	11/06/26	--	3,546,123.50	0.00	10/06/26
47	300801520	MF	North Hills	CA	Actual/360	4.269%	12,042.19	3,384,935.04	0.00	N/A	11/06/26	--	3,384,935.04	0.00	10/06/26
50	307101050	IN	Charlotte	NC	Actual/360	4.530%	11,741.85	5,444.42	0.00	N/A	12/01/26	--	3,110,423.60	3,104,979.18	10/01/26
51	307101051	RT	Alma	MI	Actual/360	4.750%	9,893.57	9,205.36	0.00	N/A	11/01/26	--	2,499,427.07	2,490,221.71	10/01/26
53	307101053	RT	Sanford	FL	Actual/360	4.780%	10,149.04	6,078.13	0.00	N/A	12/01/26	--	2,547,875.52	2,541,797.39	10/01/26
54	300801556	RT	Manassas	VA	Actual/360	3.902%	9,755.00	0.00	0.00	N/A	12/01/26	--	3,000,000.00	3,000,000.00	10/01/26
55	300801526	MF	Glendale	CA	Actual/360	4.269%	5,705.70	1,603,814.35	0.00	N/A	11/06/26	--	1,603,814.35	0.00	10/06/26
1A	306931009	LO	Honolulu	HI	Actual/360	4.199%	110,236.88	31,500,000.00	0.00	N/A	11/01/26	--	31,500,000.00	0.00	10/01/26
3A	453011460	RT	Memphis	TN	Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	09/01/26
Totals							1,964,474.83	197,567,341.53	0.00				565,705,565.13	368,138,223.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	151,683,447.00	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	14,122,328.60	6,687,293.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,015,254.00	3,163,121.00	01/01/26	03/31/26	--	0.00	0.00	160,619.12	160,619.12	0.00	0.00
4	7,990,044.89	3,997,683.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	38,366,444.44	19,708,073.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,426,010.00	1,436,234.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,508,898.00	3,160,340.95	01/01/25	09/30/25	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
12	2,131,229.87	1,016,051.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,938,105.54	1,489,018.87	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,962,758.00	985,737.06	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,856,778.82	879,420.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,622,537.43	818,211.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,128,271.67	892,083.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,074,822.49	954,411.22	07/01/25	06/30/26	--	0.00	0.00	72,937.45	219,134.15	0.00	0.00
23	1,055,030.52	520,311.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,060,490.92	632,310.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	921,505.95	538,228.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	883,709.33	409,041.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,422,323.33	765,327.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	755,186.61	185,007.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	913,482.00	0.00	--	--	--	0.00	0.00	36,371.29	36,371.29	0.00	0.00
38	768,961.42	388,751.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	747,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	582,852.73	362,373.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	838,743.24	445,374.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	533,199.00	589,744.01	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	622,155.00	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
47	227,585.38	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
50	395,259.48	202,570.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	294,974.00	151,488.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	268,719.30	134,359.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	643,832.80	318,551.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	227,523.00	188,379.25	01/01/25	09/30/25	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	16,061.93	16,061.93	0.00	0.00
Totals	248,476,948.06	202,702,945.45				0.00	0.00	285,989.79	432,186.49	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	306931008	31,500,000.00	Payoff Prior to Maturity	0.00	0.00
5	300801515	52,000,000.00	Payoff Prior to Maturity	0.00	0.00
10	300801521	22,307,494.13	Disposition	0.00	0.00
27	307101027	5,695,053.53	Payoff Prior to Maturity	0.00	0.00
40	307101040	4,339,582.84	Payoff Prior to Maturity	0.00	0.00
43	307101043	4,352,893.92	Payoff Prior to Maturity	0.00	0.00
44	300801533	3,537,044.55	Disposition	0.00	0.00
47	300801520	3,376,268.76	Disposition	0.00	0.00
55	300801526	1,599,708.18	Disposition	0.00	0.00
1A	306931009	31,500,000.00	Payoff Prior to Maturity	0.00	0.00
27A	307101127	2,972,979.91	Payoff Prior to Maturity	0.00	0.00
Totals		163,181,025.82		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	11	163,181,025.82	4.286774%	4.261166%	2
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	85,846,296.32	4.167132%	4.120104%	2
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	49,480,893.01	4.283150%	4.239447%	3
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,580,128.20	4.259935%	4.219268%	4
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.271495%	4.231233%	5
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	17,566,367.42	4.271857%	4.231566%	6
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.277670%	4.237733%	7
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278020%	4.238057%	8
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278445%	4.238451%	9
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.278791%	4.238769%	10
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279134%	4.239085%	11
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.279500%	4.251030%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	453011434	09/01/26	0	B	160,619.12	160,619.12	5,176.18		47,015,747.08
21	300801509	07/01/26	2	5	72,937.45	219,134.15	0.00		12,751,183.68	09/10/26	98
35	307101035	09/01/26	0	B	36,371.29	36,371.29	0.00		5,729,819.40
3A	453011460	09/01/26	0	B	16,061.93	16,061.93	0.00		4,701,574.71
Totals					285,989.79	432,186.49	5,176.18		70,198,324.87
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		12,667,516	0	12,667,516		0
0 - 6 Months		355,470,707	355,470,707	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	368,138,224	355,470,707	0	12,667,516	0	0
Sep-26	565,705,565	544,483,145	8,525,936	12,696,485	0	0
Aug-26	660,366,740	660,366,740	0	0	0	0
Jul-26	767,518,815	767,518,815	0	0	0	0
Jun-26	783,669,115	783,669,115	0	0	0	0
May-26	784,608,903	784,608,903	0	0	0	0
Apr-26	803,198,841	803,198,841	0	0	0	0
Mar-26	804,158,941	804,158,941	0	0	0	0
Feb-26	805,294,438	805,294,438	0	0	0	0
Jan-26	806,246,314	806,246,314	0	0	0	0
Dec-25	807,194,457	807,194,457	0	0	0	0
Nov-25	808,198,972	808,198,972	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	300801521	0.00	-	62,461,904.00	02/06/26	3,097,715.86	2.51550	09/30/25	11/06/26	240
14	695100719	19,988,130.62	19,988,130.62	37,920,000.00	--	985,737.06	1.29490	06/30/26	01/06/27	240
17	695100722	16,589,521.72	16,589,521.72	31,475,000.00	--	818,211.24	1.29500	06/30/26	01/06/27	240
21	300801509	12,667,516.47	12,751,183.68	21,270,000.00	06/28/16	930,111.22	1.06030	06/30/26	09/01/26	241
44	300801533	0.00	-	9,600,000.00	04/29/26	609,405.00	2.34080	12/31/25	11/06/26	240
47	300801520	0.00	-	8,125,000.00	02/26/26	216,497.33	0.87120	12/31/25	11/06/26	240
55	300801526	0.00	-	4,260,000.00	02/05/26	184,909.75	2.09390	09/30/25	11/06/26	240
Totals		49,245,168.81	49,328,836.02	175,111,904.00		6,842,587.46

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
10	300801521	MF	CA	10/29/24	11

10/5/26 - The subject is a 335-unit multi-family garden property located at 380 North Linden Avenue in Rialto, California. The property consists of 24 two-story apartment buildings. The improvements were constructed in 1989 and are situated on a 14.83-acr e site. Loan transferred to Special Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the

Defendant/one of the Sponsors of the Loan. Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to

	owners. Loan matures in Nov 2026. Lender and Receiver have agreed to a full payoff of the loan prior to the October payment date providing for a 50% discount in Default Interest.
14	695100719	RT	Various	12/05/25	8
	Special Servicer comments are not available for this cycle.

17	695100722	RT	Various	12/05/25	8
	Special Servicer comments are not available for this cycle.

21	300801509	MF	WA	09/10/26	98

9/30/2026 - Loan transferred to Special Servicing on 9/10/2026 for maturity default. The loan matured on 9/1/2026. Special Servicer has reached out to the Borrower and provided them a pre-negotiation letter which is currently pending execution.

Special Servier is also in the process of ordering an appraisal and working through the Due Diligence process. The Capitol Hill Apartment Portfolio consists of three separate Properties totaling 162 units all located within Seattle, WA. Two of the

Properties, Cortena and Ilaria, are located within the Capitol Hill submarket with close proximity to Broadway Street, the area's main retail and restaurant corridor, and within walking distance of the city's light rail station. The third Property,

	Morino, is located adjacent to the University of Washington campus and within the historic University District.
44	300801533	MF	CA	10/29/24	11

10/5/26 - The subject is comprised of a 0.54 acre multifamily located in the City of Hawthorne, Los Angeles County, California. The improvements include a 51 unit, single building, two-story apartment project built in 1968. Loan transferred to

Special Ser vicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the

Loan. Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Loan matures in Nov 2026. Lender

	and Receiver have agreed to a full payoff of the loan prior to the October payment date providing for a 50% discount in Default Interest.
47	300801520	MF	CA	10/29/24	11

10/5/26 - Burnet House is a 36-unit garden apartment property built in 1987 on 0.66 acres. The improvements consist of one, three-story building with parking beneath the building at grade level. Apartment units average 828 sf. Loan transferred to Special Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the

Loan. Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Lender and Receiver have agreed

	a full payoff of the loan prior to the October payment date providing for a 50% discount in Default Interest.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
55	300801526	MF	CA	10/29/24	11

10/5/2026 - This multifamily property was built in 1962 and located in Glendale, CA, just 7 mins. from downtown Los Angeles. Property includes 18-units in one, two-story building with an average size of 554 SF/unit. Loan transferred to Special

Servicing due to the appointment of a receiver, a Servicing Transfer Event. CA. courts determined a receiver was needed after a judgement of over $7B was entered to public record against the Defendant/one of the Sponsors of the Loan.

Counsel states appeal has been completed and as long as there are no more appeal and that appeal is accepted by all parties, receivership will likely wind down and control will be given back to owners. Loan matures in Nov 2026. Lender and

Receiver have agreed a full payoff of the loan to occur prior to the October payment date providing for a 50% discount in Default Interest.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	453011434	47,015,747.08	4.14600%	46,702,921.13 4.14600%		10	12/31/20	05/01/20	03/11/21
3A	453011460	4,701,574.71	4.14600%	4,670,292.12 4.14600%		10	12/31/20	05/01/20	03/11/21
15	1648012	22,991,510.66	6.01000%	22,991,510.66 6.01000%		10	06/01/20	06/01/20	06/11/20
Totals		74,708,832.45		74,364,723.91
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	300801521	10/19/26	22,364,753.45	62,461,904.00	24,051,100.81	420,396.67	24,051,100.81	23,630,704.14	0.00	0.00	0.00	0.00	0.00%
44	300801533	10/19/26	3,546,123.50	9,600,000.00	3,887,933.76	141,078.89	3,887,933.76	3,746,854.87	0.00	0.00	0.00	0.00	0.00%
47	300801520	10/19/26	3,384,935.04	8,125,000.00	3,718,876.46	142,338.09	3,718,876.46	3,576,538.37	0.00	0.00	0.00	0.00	0.00%
52	307101052	03/17/25	1,805,855.64	8,200,000.00	2,126,375.36	320,519.71	2,126,375.36	1,805,855.65	0.00	0.00	0.00	0.00	0.00%
55	300801526	10/19/26	1,603,814.35	4,260,000.00	1,809,937.30	115,339.10	1,809,937.30	1,694,598.20	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			30,899,626.34	84,446,904.00	33,467,848.33	819,152.75	33,467,848.33	32,648,695.58	0.00	0.00	0.00	0.00
Cumulative Totals			32,705,481.98	92,646,904.00	35,594,223.69	1,139,672.46	35,594,223.69	34,454,551.23	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
10	300801521	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	300801533	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	300801520	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	307101052	03/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	300801526	10/19/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,774.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.23	0.00	0.00	0.00
10	0.00	0.00	(67,230.06)	0.00	0.00	0.00	0.00	0.00	(1,294.28)	0.00	0.00	0.00
14	0.00	0.00	(2,643.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	(2,194.23)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	138.58	0.00	0.00	0.00
44	0.00	0.00	(49,000.00)	0.00	0.00	0.00	0.00	0.00	(213.31)	0.00	0.00	0.00
47	0.00	0.00	(49,000.00)	0.00	0.00	0.00	0.00	0.00	(177.92)	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	43.99	0.00
55	0.00	0.00	(49,000.00)	0.00	0.00	0.00	0.00	0.00	(101.74)	0.00	0.00	0.00
Total	0.00	0.00	(204,793.60)	0.00	0.00	0.00	0.00	0.00	(1,648.44)	0.00	43.99	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(206,398.05)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28